Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow from Operating Activities:
Net loss	$ (1,764,894)	$ (1,244,801)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	6,274	4,377
Amortization of production costs		123,817
Issuance of common stock for consulting services	314,810	68,969
Issuance of stock warrants for consulting services	5,825
Issuance of stock in lieu of officer compensation		100,000
Stock based compensation	260,225	210,000
Gain on forgiveness of debt	(10,847)	(237,895)
Impairment of production costs, prepaid royalties and inventory		110,992
(Increase) Decrease in operating assets:
Prepaid expenses	37,587	(12,600)
Deposit	(2,107)	(1,650)
Increase (Decrease) in operating liabilities:
Legal settlement payable	(75,000)	(50,000)
Accounts payable	87,603	(16,519)
Accrued expenses	(58,687)	287,863
Net Cash used in Operating Activities	(1,199,211)	(657,447)
Cash Flows from Investing Activities:
Due to stockholder		(125)
Purchase of furniture and equipment	(14,519)	(3,487)
Software development in progress	(363,749)	(108,145)
Acquisition of patents and trademark	(44,257)	(1,300)
Net Cash Used in Investing Activities	(422,525)	(113,057)
Cash Flow from Financing Activities:
Proceeds from notes payable, unrelated parties		(8,802)
Repayments of notes payable, stockholder		(10,099)
Proceeds from private placement of common stock	1,022,000	971,000
Proceeds from private placement of Series A convertible preferred stock, net of offering costs	567,900
Net Cash Provided by Financing Activities	1,589,900	952,099
Net (Decrease) Increase in Cash	(31,836)	181,595
Cash Balance at Beginning of Year	181,995	400
Cash Balance at End of Year	150,159	181,995
Supplemental Disclosures:
Interest Paid	1,842	9,335
Taxes Paid	1,600
Non cash activities
Issuance of common stock in payment of settlement of accounts payable (in shares)	40,000	1,405,332
Issuance of common stock in payment of settlement of accounts payable	4,000	53,402
Warrants issued for software development (shares)	125,000	276,000
Warrants issued for software development	2,272	24,923
Issuance of common stock in lieu of settlement of deferred compensation (in shares)		7,416,987
Issuance of common stock in lieu of settlement of deferred compensation		185,425
Issuance of common stock in payment for consulting services (in shares)		1,050,000
Issuance of common stock in payment for consulting services		$ 52,500